Intangible Assets (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Intangible Assets [Abstract]
Gross goodwill, Beginning	$ 17,941	$ 18,243
Accumulated impairment losses, Beginning	0	0
Net goodwill, Beginning Balance	17,941	18,243
Goodwill acquired during the year	0	0
Impairment loss	0	0	$ 0
Currency translation adjustments	(509)	(302)
Gross goodwill, Ending	17,432	17,941	18,243
Accumulated impairment losses, Ending	0	0	0
Net goodwill, Ending Balance	$ 17,432	$ 17,941	$ 18,243